Pro Forma Financial Statements (Details 5)	12 Months Ended
Dec. 31, 2018 USD ($)
Purchase consideration:
Common stock	$ 44,341,847 [1]
Estimated Fair Value of Assets Acquired:
Cash and cash equivalents	636,666
Accounts receivable	43,204
Accounts receivable - related parties	147,848
Property and equipment	58,150
Security deposits	10,440
Total assets acquired	896,308
Estimated Fair Value of Liabilities Assumed:
Due to shareholders
Accrued expenses and other current liabilities	83,026
Tenant security deposit	2,880
Total liabilities assumed	85,906
Total net assets acquired	810,402
Goodwill as a result of the Merger	$ 43,531,445

[1]	29,561,231 shares of ABVC common stock to be issued to BioKey in connection with the Merger. Those shares were valued at $1.50 per share, the closing share price of ABVC on February 5, 2019.